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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 30, 2001
                                                        ------------------
--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

MARSHFIELD ASSOCIATES
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 DUPONT CIRCLE, NW, STE 310         WASHINGTON         DC          20036
--------------------------------------------------------------------------------
Business Address    (Street)            (City)         (State)       (Zip)

CHRIS NIEMCZEWSKI               MANAGING DIRECTOR              202-828-6200
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


-----------------------------------ATTENTION------------------------------------
               INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of     WASHINGTON     and the State of     DC     on
                             ------------------                  ----------
the   9th   day of      May            , 2001.
    -------        --------------------

                                              MARSHFIELD ASSOCIATES
                                  ----------------------------------------------
                                    (Name of Institutional Investment Manager)

                                                      [SIG]
                                  ----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.: Name:                     13F File No.:
------------------------- ------------- ------------------------- -------------
1.                                      6.
------------------------- ------------- ------------------------- -------------
2.                                      7.
------------------------- ------------- ------------------------- -------------
3.                                      8.
------------------------- ------------- ------------------------- -------------
4.                                      9.
------------------------- ------------- ------------------------- -------------
5.                                      10.
------------------------- ------------- ------------------------- -------------

                                                                 SEC 1685 (5/91)

                             Marshfield Associates
                                    FORM 13F
                                 March 30, 2001


                                                                                                                 Voting Authority
                                                                                                               ---------------------
                                     Title                  Value     Shares/   Sh/  Put/   Invstmt   Other
Name of Issuer                     of class      CUSIP    (x$1000)    Prn Amt   Prn  Call   Dscretn  Managers    Sole   Shared  None
------------------------------    ----------   ---------  --------   --------   ---  ----   -------  --------  -------  ------  ----
Abbott Laboratories               COM          002824100      1172     24827    SH          Sole                 24827
American Express Company          COM          025816109      7519    182063    SH          Sole                182063
American Home Products Corpora    COM          026609107      1251     21288    SH          Sole                 21288
American International Group      COM          026874107      1368     16994    SH          Sole                 16994
Anheuser-Busch Companies, Inc.    COM          035229103      1497     32599    SH          Sole                 32599
BP Amoco Plc - ADR                COM          055622104       201      4060    SH          Sole                  4060
Bank of America Corp              COM          066050105       375      6856    SH          Sole                  6856
Berkley W.R. Corp                 COM          084423102      3070     68119    SH          Sole                 68119
Berkshire Hathaway Class A        COM          084670108     21664       331    SH          Sole                   331
Berkshire Hathaway Class B        COM          084670207     30908     14204    SH          Sole                 14204
Bristol Myers-Squibb              COM          110122108      1518     25558    SH          Sole                 25558
CCC Information Services          COM          12487Q109     11321   1307789    SH          Sole               1307789
Cisco Systems Inc                 COM          17275R102       168     10603    SH          Sole                 10603
Citigroup                         COM          132187105     11384    253095    SH          Sole                253095
Coca-Cola Company                 COM          191216100      1102     24413    SH          Sole                 24413
Colgate-Palmolive Company         COM          194162103       942     17045    SH          Sole                 17045
Disney (Walt) Company             COM          254687106       748     26147    SH          Sole                 26147
Dover Corp.                       COM          260003108      6677    186303    SH          Sole                186303
Emerson Electric Co.              COM          291011104      1311     21153    SH          Sole                 21153
Enron Corporation                 COM          293561106       991     17050    SH          Sole                 17050
Estee Lauder                      COM          518439104       291      8000    SH          Sole                  8000
ExxonMobil Corporation            COM          30231G102      1641     20264    SH          Sole                 20264
Family Dollar Stores Inc          COM          307000109       432     16800    SH          Sole                 16800
Federal Home Loan Mortgage Cor    COM          313400301     41029    632875    SH          Sole                632875
Federal National Mortgage Asso    COM          313586109     11398    143197    SH          Sole                143197
First Data Corp                   COM          319963104       219      3669    SH          Sole                  3669
Gannett Inc.                      COM          364730101     11409    191047    SH          Sole                191047
General Electric Company          COM          369604103     14656    350114    SH          Sole                350114
Gillette Company, The             COM          375766102      1445     46353    SH          Sole                 46353
Great Lakes Chemical              COM          390568103       536     17446    SH          Sole                 17446
Heineken Holdings Cl A            COM                          920     23292    SH          Sole                 23292
Heinz (H.J.) Company              COM          423074103       548     13634    SH          Sole                 13634
Hewlett Packard                   COM          428236103       369     11814    SH          Sole                 11814
HomeFed Corp                      COM                          301    348732    SH          Sole                348732
Intel Corp                        COM          458140100      1783     67748    SH          Sole                 67748
Intl Business Machines Corpora    COM          459200101       894      9295    SH          Sole                  9295
J.P. Morgan Chase & Co.           COM          16161A108       318      7075    SH          Sole                  7075
Johnson & Johnson                 COM          478160104     21515    245974    SH          Sole                245974
Leucadia National Corporation     COM          527288104     19338    601124    SH          Sole                601124
Lucent Technologies               COM          549463107       177     17737    SH          Sole                 17737
Markel Corp                       COM          570535104     19894    106384    SH          Sole                106384
Marriott International Inc Cla    COM          571900109     11152    270805    SH          Sole                270805
Martin Marietta Materials         COM                          894     20940    SH          Sole                 20940
Mattel, Inc                       COM          577081102       478     26928    SH          Sole                 26928
Mc Donald's Corporation           COM          580135101     16339    615408    SH          Sole                615408
Merck & Co., Inc.                 COM          589331107      5951     78411    SH          Sole                 78411
Microsoft Corporation             COM          594918104      1734     31702    SH          Sole                 31702
Minnesota Mining & Manufacturi    COM          604059105      2366     22772    SH          Sole                 22772
Mohawk Industries                 COM          MHK           15148    539449    SH          Sole                539449
Morgan Stanley Dean Witter & C    COM          24240V101     14566    272263    SH          Sole                272263
Nestle ADR (Regular Shares)       COM          641069406       845      8170    SH          Sole                  8170
Nestle Ltd. (Registered)          COM                          482       230    SH          Sole                   230
Nike Inc Cl B                     COM          654106103       451     11110    SH          Sole                 11110
Pacific Gas and Electric Compa    COM          69331C108       532     44945    SH          Sole                 44945
PepsiCo, Inc.                     COM          713448108     11250    255980    SH          Sole                255980
Pfizer Inc.                       COM          717081103      2831     69128    SH          Sole                 69128
Philip Morris Companies Inc.      COM          718154107       273      5754    SH          Sole                  5754
Procter & Gamble Company, The     COM          742718109      1721     27489    SH          Sole                 27489

                             Marshfield Associates
                                    FORM 13F
                                 March 30, 2001


                                                                                                              Voting Authority
                                                                                                          ------------------------
                                  Title                  Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                  of class     CUSIP     (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
------------------------------  --------   ---------   --------  --------  ---  ----  -------  --------   -------  -------  ------
Roper Industries Inc            COM        776696106        6525   182270  SH         Sole                 182270
SBC Communications Inc          COM        78387G103         531    11908  SH         Sole                  11908
Sabre Holdings Corp Cl A        COM        785905100       12109   262274  SH         Sole                 262274
Schering-Plough Corp.           COM        806605101         321     8780  SH         Sole                   8780
St. Paul Companies              COM        792860108        3172    72000  SH         Sole                  72000
State Street Corp               COM        857477103         402     4300  SH         Sole                   4300
Student Loan Corp               COM        863902102         521     7450  SH         Sole                   7450
Tribune Co                      COM                          332     8147  SH         Sole                   8147
Tricon Global Restaurants       COM        895953107       41777  1093936  SH         Sole                1093936
Verizon Communications          COM        077853109         760    15423  SH         Sole                  15423
Wachovia Corp                   COM        929771103         474     7872  SH         Sole                   7872
Wal-Mart Stores, Inc.           COM        931142103         466     9218  SH         Sole                   9218
Washington Post Co Cl B         COM        939640108        3567     6172  SH         Sole                   6172
Wells Fargo & Company           COM        949740104       25113   507635  SH         Sole                 507635
White Mountains Insurance Grou  COM                        65406   199106  SH         Sole                 199106
Williams Companies, The         COM        969457100         386     9000  SH         Sole                   9000
Markel Contingent Value Rights                                 9    29771  SH         Sole                  29771
REPORT SUMMARY                  75 DATA RECORDS           503185            0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
